Capital Structure (Details)	0 Months Ended			12 Months Ended						0 Months Ended	12 Months Ended	0 Months Ended		12 Months Ended	5 Months Ended			0 Months Ended			12 Months Ended			1 Months Ended		0 Months Ended				0 Months Ended					12 Months Ended					1 Months Ended	0 Months Ended	12 Months Ended			1 Months Ended
	Jun. 15, 2011 USD ($)	Apr. 11, 2011 USD ($)	Feb. 21, 2011	Dec. 31, 2013 USD ($) item	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Jan. 31, 2011 USD ($)	Aug. 27, 2010 USD ($)	Mar. 31, 2012 2012 Stock Incentive Plan	Feb. 21, 2011 Founders item	Dec. 31, 2011 Founders USD ($)	Feb. 21, 2012 Original Investors item	Aug. 27, 2010 Original Investors item	Dec. 31, 2013 Original Investors item	Dec. 17, 2010 Series A and Series B Preferred Shares investors USD ($) item	Dec. 31, 2013 Series A and Series B Preferred Shares investors USD ($)	Dec. 31, 2012 Series A and Series B Preferred Shares investors USD ($)	Jun. 15, 2011 Ordinary shares USD ($)	Jan. 31, 2011 Ordinary shares USD ($) item	Nov. 22, 2010 Ordinary shares USD ($)	Dec. 31, 2013 Ordinary shares USD ($)	Apr. 11, 2011 Ordinary shares USD ($)	Feb. 21, 2011 Ordinary shares USD ($)	Mar. 31, 2012 Ordinary shares Initial public offering USD ($)	Mar. 31, 2013 Ordinary shares Follow-on offering USD ($)	Jun. 15, 2011 Ordinary shares Original Investors item	Jan. 31, 2011 Ordinary shares Original Investors item	Jan. 31, 2011 Ordinary shares Rapid Prince USD ($)	Aug. 27, 2010 Ordinary shares Founders and Original Investors USD ($)	Jun. 15, 2011 Ordinary shares High Vivacity USD ($)	Jun. 15, 2011 Ordinary shares Elegant Motion USD ($)	Jun. 15, 2011 Ordinary shares Elegant Motion High Vivacity	Feb. 23, 2011 Series A Preferred shares USD ($)	Feb. 21, 2011 Series A Preferred shares USD ($)	Dec. 31, 2013 Series A Preferred shares USD ($)	Dec. 31, 2011 Series A Preferred shares USD ($)		Apr. 11, 2011 Series A Preferred shares USD ($)	Jan. 31, 2011 Series A Preferred shares USD ($)	Mar. 31, 2012 Series A Preferred shares Initial public offering	Apr. 11, 2011 Series B Preferred shares USD ($)	Dec. 31, 2013 Series B Preferred shares USD ($)	Dec. 31, 2013 Series B Preferred shares CNY	Dec. 31, 2011 Series B Preferred shares USD ($)	Mar. 31, 2012 Series B Preferred shares Initial public offering
Capital Structure
Authorized share capital		$ 50,000		$ 50,000			$ 50,000	$ 50,000
Issued share capital				11,167	10,128																								50,000
Authorized share capital, common shares				471,620,833	471,620,833														479,787,500		479,787,500	471,620,833							50,000
Issued share capital, common shares				111,665,972	101,284,881															10,000	45,937,500	45,937,500							50,000
Par value of common shares authorized (in dollars per share)				$ 0.0001	$ 0.0001														$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001							$ 1.0
Number of original investors who held ownership interest in the entity				5									3	3
Shares as result of subdivision of share capital																				500,000,000
Number of shares redeemed and cancelled owned by the existing shareholders on pro rata basis																				499,990,000								1,837,500
Outstanding ordinary shares				111,665,972	101,284,881															10,000	45,937,500	45,937,500
Number of loans provided by related party															3
Aggregate amount of loan agreements entered into with preferred shares investors															9,709,643	1,200,559	789,700
Authorized share capital, preferred shares																																						20,212,500	20,212,500		8,166,667
Preferred Shares, par value (in dollars per share)																																		$ 0.0001				$ 0.0001	$ 0.0001		$ 0.0001
Number of shares issued to investors																								22,009,200	8,000,000		47,765,000			99,053	198,106			20,212,500							8,166,667
Number of original investors to whom shares were issued in the same proportion of their existing ownership																			5
Aggregate purchase price of shares repurchased and cancelled																												1,837,500
Number of original investors to whom shares were issued in the same proportion of their existing ownership																											1
Number of shares reserved for future issuance under the employee stock incentive plan																			7,350,000
Total consideration for shares issued to investors				91,920,000	66,022,797	1,499,994																		66,022,797										20,113,898		20,113,898					41,147,021			41,147,021
Issue price per share (in dollars per share)																														$ 5.05	$ 5.05			$ 1	$ 1.00						$ 5.05
Subscription price of preferred stock shares settled in cash																																	10,503,138			10,503,138	[1]							41,223,892
Ratio of conversion of convertible preferred stock into common stock																																			1
Minimum gross proceeds of initial public offering set as one condition for conversion of convertible securities into common stock		150,000,000																																	30,000,000
Percentage of outstanding preferred stock holders who elect to convert their shares, set as condition for conversion		0.667																																	0.667
Liquidation preference as a percentage of subscription price																																			120.00%
Percentage of initial vesting of shares held										40.00%		25.00%
Number of equal and continuous monthly installments in which remaining shares are to be vested										36		36
Unvested shares held by individuals who held ownership interest										18,632,250
Maximum agreed period of not transferring equity interest in the company from the effective date of first registration statement			180 days
Preferred shares issued																																						20,212,500
Preferred shares outstanding																																						20,212,500
Total consideration for shares issued to investors before deducting issuance costs																		1,500,000																20,212,781							41,223,892
Direct costs of equity issuance						175,754																		3,332,962	1,571,688									98,883							76,871
Fair value on issuance date (in dollars per share)																						$ 3.79	$ 3.43											$ 3.75							$ 5.04
Deemed dividend for the beneficial conversion feature received by preferred shareholders																																		49,214,977
Preferred Shares, subscribed																																									8,166,667
Minimum valuation of liquidation event used in determining the liquidation preference among holders of any other class of shares																																										800,000,000	5,000,000,000
Liquidation preference pro rata initial distribution amount if liquidation event exceeds minimum valuation																																										16,500,000	100,000,000
Liquidation preference additional distribution as percentage of stock purchase price																																										135.00%	135.00%
Liquidation preference remaining distribution as percentage of stock purchase price if assets or funds remain																																			120.00%
Number of investors who transferred shares to correct for an unintended error in earlier share distributions																										2
Number of shares transferred to Rapid Prince to correct for an unintended error in earlier share distributions																										215,431
Number of shares transferred to redistribute diluted shareholdings of founders																																1,521,007
Stock based compensation	6,205,709			12,456,263	7,596,949	73,927,902					63,908,618
Fair value on the date of grant (in dollars per share)																		$ 4.08
Maximum aggregate number of shares					9,000,000				9,000,000
Shares converted																																								20,212,500					12,682,206
Gross proceeds received on share issuance						$ 1,499,994																			$ 91,920,000
Shares issued as a result of exercises of share options by employees				1,905,026	146,316
Proceeds from issuance of ordinary shares upon vesting of shares awards																					476,065

[1]	Noncash financing activities: refer to note 10, US$9,709,643 of the Assigned Loan amount was settled with the accumulated shareholder loan due from the Company to the Chairman on February 21, 2011. The rest of the subscription price of US$10,503,138 was settled in cash.